Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2016	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000199848 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Conservative Income Fund (Class A)
Accumulated Value	$ 10,000		$ 10,112	$ 10,291	$ 10,581	$ 10,809	$ 10,820	$ 10,727	$ 11,164	$ 11,845	$ 12,430	$ 12,904
C000217952 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Conservative Income Fund (Class Y)
Accumulated Value	10,000		10,123	10,302	10,603	10,845	10,882	10,798	11,239	11,949	12,551	13,030
C000142880 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Conservative Income Fund (Institutional Class)
Accumulated Value	10,000		10,123	10,302	10,603	10,846	10,883	10,803	11,247	11,959	12,564	13,052
C000217951 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Conservative Income Fund (Class R6)
Accumulated Value	10,000		10,123	10,302	10,603	10,867	10,893	10,822	11,263	11,974	12,577	13,062
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,049	9,944	10,955	11,665	11,655	10,313	10,189	10,933	11,276	11,489
ICE BofA US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US Treasury Bill Index
Accumulated Value	$ 10,000		$ 10,060	$ 10,208	$ 10,457	$ 10,598	$ 10,607	$ 10,637	$ 11,088	$ 11,702	$ 12,233	$ 12,700